CONTINGENT AND COMMITMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Apr. 10, 2017	Mar. 15, 2017	Oct. 26, 2016	Oct. 22, 2016	Apr. 23, 2012
Barkats Litigation [Member]
Loss Contingencies [Line Items]
Date of complaint				Oct. 22, 2016
Name of complainant				JS Barkats PLLC
Description of complaint				allegedly unpaid legal fees for services rendered from June 9, 2011 through April 23, 2012
Description of damages sought				amount of $428 thousands, plus interest for a total of $652 thousands
Domicile of litigation				Supreme Court of the State of New York for the County of New York
Unpaid fees sought as damages				$ 652
Value of transferring or dissipating assets				$ 652
Prassas Litigation [Member]
Loss Contingencies [Line Items]
Date of complaint		Mar. 15, 2017
Name of complainant		Prassas Capital, LLC
Description of complaint		alleging breach of contract
Description of damages sought

(a) unpaid fees in the amount of $1,601 plus interest, (b) issuance of an order of prejudgment attachment and garnishment on the Company’s bank accounts, other property held by the Company and all payments owed to the Company from third parties, (c) an injunction restraining the Company from transferring funds or property outside of the court’s jurisdiction or alternatively that the court appoint a receiver to manage, operate, control and take possession of the Company’s assets, and (d) a declaration that Prassas Capital, LLC has been granted a contractual right to purchase 53,847 shares of Common Stock at a price of $6.50 per share (after giving effect to the reverse stock split described below)

Domicile of litigation		Western District of North Carolina
Unpaid fees sought as damages		$ 1,601
Shares of common stock		53,847
Price per share		$ 6.50
Counterclaims sought	$ 833
Value of transferring or dissipating assets		$ 1,601
JS Barkats PLLC [Member]
Loss Contingencies [Line Items]
Unpaid fees sought as damages			$ 652
Legal fees					$ 428
Legal fees including interest					$ 652
Value of transferring or dissipating assets			$ 652